Consolidated Balance Sheets - USD ($)	Feb. 28, 2021	Nov. 30, 2020
Current
Cash	$ 202,669	$ 202,046
Trade and other receivables, net	0	566,384
Investment tax credits	482,135	482,135
Prepaid expenses, sundry and other assets	78,116	115,750
Inventory (Note 3)	112,672	112,672
Current assets	875,592	1,478,987
Property and equipment, net (Note 4)	1,704,755	1,770,137
Right-of-use asset (Note 6)	102,688	137,931
Assets	2,683,035	3,387,055
Current
Accounts payable	4,250,690	4,103,966
Accrued liabilities	1,748,746	1,780,272
Employee costs payable	1,771,305	1,665,236
Operating lease liability (Note 6)	118,769	157,110
Income tax payable	38,511	38,511
Promissory notes payable (Note 5)	167,224	163,758
Convertible debenture (Note 5)	1,773,728	1,791,791
Current liabilities	9,868,973	9,700,644
Shareholders' deficiency
Capital stock (Note 7) authorized: unlimited common shares without par value, unlimited preference shares, issued and outstanding: 23,678,105 common shares (November 30, 2020 - 23,678,105)	46,144,402	46,144,402
Additional paid-in capital	44,406,355	44,354,138
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(98,021,116)	(97,096,550)
Shareholders' deficiency	(7,185,938)	(6,313,589)
Contingencies (Note 12)
Liabilities and shareholders' deficiency	$ 2,683,035	$ 3,387,055